Equity reserves (Details narrative) $ in Thousands		12 Months Ended
	Jun. 12, 2024 $ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)
Share Based Compensation | $		$ 1,992	$ 2,140
Royalty interests | $		$ 61
Warrants expired		6,407,883
Option outstanding	240,000
Option granted		2,400,000
Exercise price | $ / shares	$ 4.16
Statement [Line Items]
Description of RSUs vested transaction 3		17,361 RSUs vested 100% on October 27, 2025
Description of RSUs vested transaction 1		829,915 RSUs vest in 25% increments on each of July 2, 2025, January 2, 2026, July 2, 2026 and January 2, 2027
RSUs granted		865,371
Description of RSUs vested transaction 2		18,095 RSUs vested 100% on September 16, 2025
Expiry date of warrants		Mar. 09, 2027
January 2026
Statement [Line Items]
Description of RSUs vested transaction 1		121,308 RSUs vest on January 21, 2026; and
RSUs granted		699,656
Description of RSUs vested transaction 2		578,348 RSUs vest in 25% increments on each of July 2, 2026, January 2, 2027, July 2, 2027 and January 2, 2028